Note 30 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue, related party transactions	$ 100,555	$ 168,545	$ 142,374
Purchases of goods and services, related party transactions	290,271	407,545	314,943
Amounts receivable (payable), related party transactions	63,136	95,763
Finance lease liabilities from non-consolidated parties	(2,064)
Financial debt, related parties	(2,064)
Associates [member]
Statement Line Items [Line Items]
Sales of goods to related parties	20,577	23,709	32,362
Sales of services to related parties	5,620	7,641	11,637
Purchases of goods to related parties	174,588	245,186	234,361
Purchases of services to related parties	9,404	9,556	12,077
Receivables from non-consolidated parties	78,884	122,136
Payables to non-consolidated parties	(19,100)	(33,197)
Other related parties [member]
Statement Line Items [Line Items]
Sales of goods to related parties	69,972	131,548	94,624
Sales of services to related parties	4,386	5,647	3,751
Purchases of goods to related parties	51,765	106,624	17,711
Purchases of services to related parties	54,514	46,179	$ 50,794
Receivables from non-consolidated parties	10,400	24,419
Payables to non-consolidated parties	$ (7,048)	$ (17,595)